Consolidated Statements of Cash Flows (Parenthetical)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Statement Of Cash Flows [Abstract]
Convertible Preferred stock dividend rate	6.00%	6.00%	6.00%